Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Summary Of Inventories
Details of inventories at December 31, 2022 and 2021 are as follows:

	December 31,	December 31,
(In thousand Euros)	2022	2021
Raw materials	47,668	5,225
Semi-finished goods	31,195	11,999
Finished goods	27,706	10,265

Total	106,569	27,489